LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts - Nonparticipating Life Insurance Contract [Member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
Beginning Balance	£ 15,447	£ 20,112
New business	668	608
Changes in existing business	(2,262)	(5,273)
Ending Balance	£ 13,853	£ 15,447